Inventory (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014
Inventory
Work in Process	$ 80	$ 61	$ 135
Finished Goods	11	63	2
Channel Inventory	124	36	1
Total	$ 215	$ 160	$ 138